RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Future minimum lease payments under capital leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	₽ 222,754	₽ 219,351
Less amount representing interest	(68,245)	(68,537)
Total present value of net minimum lease payments	154,509	150,814
Less current portion of lease obligations	(18,709)	(16,177)
Non-current portion of lease obligations	135,800	134,637
Cash outflow for leases	38,996	36,963	₽ 38,545
Cash outflows for leases included in interest paid	11,548	12,173	₽ 14,666
Gain on termination of lease agreements		464
Gain on termination of rent holidays		286
2022
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	29,758	27,094
Total present value of net minimum lease payments	18,709	16,177
2023-2027
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	101,965	98,737
Total present value of net minimum lease payments	70,818	66,784
Thereafter
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	91,031	93,520
Total present value of net minimum lease payments	₽ 64,982	₽ 67,853